AURORA 10Q - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Schedule of reconciliation of Class A ordinary shares reflected in the balance sheet
As of December 31, 2022, the Company had outstanding the following series of convertible preferred stock:

	As of
	December 31, 2022
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding
Series D Preferred Stock	26,178,574	23,786,379
Series D-1 Preferred Stock	26,178,574	—
Series D-2 Preferred Stock	21,305,758	20,390,896
Series D-3 Preferred Stock	914,862	914,862
Series D-4 Preferred Stock	1,062,009	1,062,009
Series D-5 Preferred Stock	1,062,009	—
Series C Preferred Stock	132,946,826	100,138,544
Series C-1 Preferred Stock	132,946,826	8,939,693
Series C-2 Preferred Stock	18,624,354	14,018,524
Series C-3 Preferred Stock	19,741,818	8,367,368
Series C-4 Preferred Stock	2,171,064	2,171,064
Series C-5 Preferred Stock	18,624,354	4,605,830
Series C-6 Preferred Stock	19,741,818	11,374,450
Series C-7 Preferred Stock	9,833,660	4,469,846
Series B Preferred Stock	39,753,024	28,583,364
Series B-1 Preferred Stock	12,531,940	11,169,660
Series A Preferred Stock	93,850,533	69,267,349
Series A-1 Preferred Stock	24,937,838	23,054,899
Total convertible preferred stock	602,405,839	332,314,737
As of December 31, 2022, the Company had outstanding the following convertible preferred stock warrants:

				No. Warrants
(Amounts in thousands, except no. warrants and strike prices)				December 31, 2022	Strike	Valuation at Issuance
September 2018	Series C Preferred	9/28/2018	9/28/2028	2,312,296	$0.59	$170
February 2019	Series C Preferred	2/6/2019	9/28/2028	153,807	$0.59	$12
March 2019	Series C Preferred	3/29/2019	3/29/2026	1,146,214	$1.12	$87
April 2019	Series C Preferred	4/17/2019	4/17/2029	3,575,879	$1.12	$313
March 2020	Series C Preferred	3/25/2020	3/25/2027	410,228	$1.64	$201
Total				7,598,424
The Company had outstanding the following series of convertible preferred stock:

	As of December 31,
	2022		2021
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Shares Authorized	Shares Issued and outstanding
Series D Preferred Stock	8,564,688	7,782,048	8,564,688	7,782,048
Series D-1 Preferred Stock	8,564,688	—	8,564,688	—
Series D-2 Preferred Stock	6,970,478	6,671,168	6,970,478	6,671,168
Series D-3 Preferred Stock	299,310	299,310	299,310	299,310
Series D-4 Preferred Stock	347,451	347,451	347,451	347,451
Series D-5 Preferred Stock	347,451	—	347,451	—
Series C Preferred Stock	43,495,421	32,761,731	43,495,421	32,761,731
Series C-1 Preferred Stock	43,495,421	2,924,746	43,495,421	2,924,746
Series C-2 Preferred Stock	6,093,219	4,586,357	6,093,219	4,586,357
Series C-3 Preferred Stock	6,458,813	2,737,502	6,458,813	2,737,502
Series C-4 Preferred Stock	710,294	710,294	710,294	710,294
Series C-5 Preferred Stock	6,093,219	1,506,862	6,093,219	1,506,862
Series C-6 Preferred Stock	6,458,813	3,721,311	6,458,813	3,721,311
Series C-7 Preferred Stock	3,217,220	1,462,373	3,217,220	1,462,373
Series B Preferred Stock	13,005,760	9,351,449	13,005,760	9,351,449
Series B-1 Preferred Stock	4,100,000	3,654,311	4,100,000	3,654,311
Series A Preferred Stock	30,704,520	22,661,786	30,704,520	22,661,786
Series A-1 Preferred Stock	8,158,764	7,542,734	8,158,764	7,542,734
Total convertible preferred stock	197,085,530	108,721,433	197,085,530	108,721,433
Convertible Preferred Stock Warrants—The Company had outstanding the following convertible preferred stock warrants:

				No. Warrants
(Amounts in thousands, except no. warrants and strike prices)				As of December 31,
Issuance	Share Class	Issue Date	Expiration Date	2022	2021	Strike	Valuation at Issuance
September 2018	Series C Preferred	9/28/2018	9/28/2028	756,500	756,500	$1.81	$170
February 2019	Series C Preferred	2/6/2019	9/28/2028	50,320	50,320	$1.81	$12
March 2019	Series C Preferred	3/29/2019	3/29/2026	375,000	375,000	$3.42	$87
April 2019	Series C Preferred	4/17/2019	4/17/2029	1,169,899	1,169,899	$3.42	$313
March 2020	Series C Preferred	3/25/2020	3/25/2027	134,212	134,212	$5.00	$201
Total				2,485,931	2,485,931

Schedule of basic and diluted net earnings (loss) per common shares
The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except for share and per share amounts)	2023	2022	2023	2022
Basic net loss per share:
Net loss	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Income allocated to participating securities	—	—	—	—
Net loss attributable to common stockholders - Basic	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Interest expense and change in fair value of bifurcated derivatives on convertible notes	—	—	—	—
Income allocated to participating securities	—	—	—	—
Net loss income attributable to common stockholders - Diluted	$(340,033)	$(226,612)	$(475,441)	$(625,864)
Shares used in computation:
Weighted average common shares outstanding	496,577,751	292,660,334	364,817,445	289,934,149
Weighted-average effect of dilutive securities:	—	—
Assumed exercise of stock options	—	—	—	—
Assumed exercise of warrants	—	—	—	—
Assumed conversion of convertible preferred stock	—	—	—	—
Diluted weighted-average common shares outstanding	496,577,751	292,660,334	364,817,445	289,934,149
Earnings (loss) per share attributable to common stockholders:
Basic	$(0.68)	$(0.77)	$(1.30)	$(2.16)
Diluted	$(0.68)	$(0.77)	$(1.30)	$(2.16)
The computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:

	Year Ended December 31,
(Amounts in thousands, except for share and per share amounts)	2022	2021
Basic net loss per share:
Net loss	$(888,802)	$(301,128)
Income allocated to participating securities	—	—
Net loss attributable to common stockholders - Basic	$(888,802)	$(301,128)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(888,802)	$(301,128)
Interest expense and change in fair value of bifurcated derivatives on convertible notes	—	—
Income allocated to participating securities	—	—
Net loss income attributable to common stockholders - Diluted	$(888,802)	$(301,128)
Shares used in computation:
Weighted average common shares outstanding	95,303,684	86,984,646
Weighted-average effect of dilutive securities:
Assumed exercise of stock options	—	—
Assumed exercise of warrants	—	—
Assumed conversion of convertible preferred stock	—	—
Diluted weighted-average common shares outstanding	95,303,684	86,984,646
Earnings (loss) per share attributable to common stockholders:
Basic	$(9.33)	$(3.46)
Diluted	$(9.33)	$(3.46)

Aurora Acquisition Corp
Summary of Significant Accounting Policies [Line Items]
Schedule of reconciliation of Class A ordinary shares reflected in the balance sheet

Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to redemption – December 31, 2022	$246,628,487
Plus:
Reclass of permanent equity to temporary equity	16,999,995
Interest adjustment to redemption value	1,676,767
Less:
Shares redeemed by public	(246,123,596)
Shares redeemed by Sponsor	(16,999,995)
Class A ordinary shares subject to redemption – March 31, 2023	$2,181,658
Adjustment to redemption value	19,954
Class A ordinary shares subject to redemption – June 30, 2023	$2,201,612
At December 31, 2022 and 2021, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption
Gross proceeds	$243,002,870
Less:
Proceeds allocated to Public Warrants	(299,536)
Class A ordinary shares issuance costs	(13,647,105)
Plus:
Accretion of carrying value to redemption value	12,681,484
Accretion of carrying value to redemption value – Over-Allotment	1,265,157
Class A ordinary shares subject to redemption – December 31, 2021	243,002,870
Remeasurement of Class A ordinary shares subject to redemption:	3,625,617
Class A ordinary shares subject to redemption – December 31, 2022	$246,628,487

Schedule of basic and diluted net earnings (loss) per common shares
The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):

	Three Months Ended
	June 30, 2023	June 30, 2022
Class A Common Stock subject to possible redemption
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption	$(19,635)	$1,248,851
Net earnings (losses) attributable to Class A Common Stock subject to possible redemption	$(19,635)	$1,248,851

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	212,598	24,300,287
Basic and diluted net income (loss) per share, Class A Common Stock subject to possible redemption	$(0.09)	$0.05

Non-Redeemable Class A and Class B Common Stock
Numerator: Net income (loss) minus net earnings
Net income (loss)	$(811,496)	$537,055
Less: Net earnings (losses) attributable to Class A Common Stock subject to possible redemption	—	—
Non-redeemable net income (loss)	$(811,496)	$537,055

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	8,786,312	10,450,072
Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B Common Stock	$(0.09)	$0.05

	Six Months Ended
	June 30, 2023	June 30, 2022
Class A Common Stock subject to possible redemption
Numerator: Earnings (losses) attributable to Class A Common Stock subject to possible redemption	$(429,904)	$1,955,153
Net earnings (losses) attributable to Class A Common Stock subject to possible redemption	$(429,904)	$1,955,153

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	7,541,254	24,300,287
Basic and diluted net income (loss) per share, Class A Common Stock subject to possible redemption	$(0.06)	$0.08

Non-Redeemable Class A and Class B Common Stock
Numerator: Net income (loss) minus net earnings
Net income (loss)	$(529,182)	$840,793
Less: Net earnings (losses) attributable to Class A Common Stock subject to possible redemption	—	—
Non-redeemable net income (loss)	$(529,182)	$840,793

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	9,282,724	10,450,072
Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B Common Stock	$(0.06)	$0.08
The following table reflects the calculation of basic and diluted net earnings (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended
	December 31, 2022	December 31, 2021
Class A ordinary shares subject to possible redemption
Numerator: Earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$6,108,604	$(4,399,283)
Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$6,108,604	$(4,399,283)

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	24,300,287	19,827,082
Basic and diluted net income (loss) per share, Class A ordinary shares subject to possible redemption	$0.25	$(0.22)

Non-Redeemable Class A and Class B ordinary shares
Numerator: Net income (loss) minus net earnings
Net income (loss)	$2,626,938	$(2,127,892)
Less: Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$—	$—
Non-redeemable net income (loss)	$2,626,938	$(2,127,892)

Denominator: Weighted average Non-Redeemable Class A and Class B ordinary shares
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B ordinary shares	10,450,072	9,590,182
Basic and diluted net income (loss) per share, Non-Redeemable Class A and Class B ordinary shares	$0.25	$(0.22)